UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,181,376 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL INC                        COM              00184X105    30208  1194947 SH       SOLE                  1194947        0        0
APOLLO GROUP INC               CL A             037604105    24516   400000 SH  PUT  SOLE                   400000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    50399  6980500 SH  CALL SOLE                  6980500        0        0
CIT GROUP INC                  COM NEW          125581801    34690   890400 SH       SOLE                   890400        0        0
COCA COLA ENTERPRISES INC      COM              191219104    25682   928500 SH       SOLE                   928500        0        0
COCA COLA ENTERPRISES INC      COM              191219104    27660  1000000 SH  CALL SOLE                  1000000        0        0
COMPUWARE CORP                 COM              205638109     3883   462300 SH       SOLE                   462300        0        0
E TRADE FINANCIAL CORP         COM              269246104    13613  8250300 SH       SOLE                  8250300        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    26760  2391393 SH       SOLE                  2391393        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     5850   500000 SH       SOLE                   500000        0        0
HEWLETT PACKARD CO             COM              428236103    66197  1245477 SH       SOLE                  1245477        0        0
INVENTIV HEALTH INC            COM              46122E105     8423   375000 SH       SOLE                   375000        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200   263250  2250000 SH  PUT  SOLE                  2250000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4949    44000 SH  CALL SOLE                    44000        0        0
JPMORGAN CHASE & CO            COM              46625H100    23324   521200 SH       SOLE                   521200        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     2253  2545850 SH       SOLE                  2545850        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    35040   640824 SH       SOLE                   640824        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    33332  2298744 SH       SOLE                  2298744        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    26228  3250000 SH       SOLE                  3250000        0        0
MGIC INVT CORP WIS             COM              552848103    32861  2995555 SH       SOLE                  2995555        0        0
MICRON TECHNOLOGY INC          COM              595112103    10370  1000000 SH  CALL SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    32542  1111800 SH       SOLE                  1111800        0        0
MONSANTO CO NEW                COM              61166W101    15834   221700 SH       SOLE                   221700        0        0
MONSANTO CO NEW                COM              61166W101    21426   300000 SH  CALL SOLE                   300000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     7356   400000 SH  CALL SOLE                   400000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     7356   400000 SH  PUT  SOLE                   400000        0        0
QUALCOMM INC                   COM              747525103    22239   530000 SH  CALL SOLE                   530000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    28076   257700 SH  CALL SOLE                   257700        0        0
TESSERA TECHNOLOGIES INC       COM              88164L100    24336  1200000 SH  CALL SOLE                  1200000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911X104    34993   815500 SH       SOLE                   815500        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    25300  1086300 SH       SOLE                  1086300        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    52281  1754402 SH       SOLE                  1754402        0        0
XEROX CORP                     COM              984121103    55906  5733900 SH       SOLE                  5733900        0        0
XEROX CORP                     COM              984121103    51713  5303900 SH  CALL SOLE                  5303900        0        0
XL CAP LTD                     CL A             G98255105    24133  1276883 SH       SOLE                  1276883        0        0
YAHOO INC                      COM              984332106     6670   403500 SH  CALL SOLE                   403500        0        0
YAHOO INC                      COM              984332106    21727  1314400 SH       SOLE                  1314400        0        0